Business Description, Basis of Presentation and Liquidity	3 Months Ended	15 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Business Description, Basis of Presentation and Liquidity [Text Block]
Note 1	Business Description, Basis of Presentation and Liquidity

Business

Anavex Life Sciences Corp. (the “Company”) is a pharmaceutical company engaged in the development of drug candidates.

The Company’s lead compound, ANAVEX 2-73 is being developed to treat Alzheimer’s disease through disease modification.

In pre-clinical studies conducted in France, and in Greece, ANAVEX 2-73 demonstrated anti- amnesic and neuroprotective properties. Based on these pre-clinical studies, the Company sponsored a Phase 1 single ascending dose study of ANAVEX 2-73, which was initiated and completed in 2011. This study was conducted in Germany in collaboration with ABX-CRO Advanced Pharmaceutical Services. The study indicated that ANAVEX 2-73 was well tolerated by study subjects in doses up to 55mg. During the three months ended December 31, 2013, clinical trials had been delayed due to lack of funding. On July 5, 2013, the Company completed the closing of a private placement offering and a $10,000,000 purchase agreement (Note 7), the proceeds from which the Company will use to further its business plan and clinical trials of ANAVEX 2-73.

The Company plans to initiate a multiple ascending dose study of ANAVEX 2-73 and to identify and initiate discussions with potential partners in the next 12 months. Further, we may acquire or develop new intellectual property and assign, license, or otherwise transfer our intellectual property to further our goals.

Basis of Presentation and Liquidity

These interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the instructions to Form 10-Q, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission.  Accordingly, certain information and footnote disclosures normally included in the annual financial statements in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management are necessary for fair presentation of the information contained herein. These interim condensed financial statements should be read in conjunction with the audited financial statements included in its annual report on Form 10-K for the year ended September 30, 2013. The Company follows the same accounting policies in the preparation of interim reports.

Operating results for the three months ended December 31, 2013 are not necessarily indicative of the results that may be expected for the year ended September 30, 2014.

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which assumes that the Company will continue to realize its assets and discharge its obligations and commitments in the normal course of operations. Realization values may be substantially different from carrying values as shown, and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. At December 31, 2013, the Company had an accumulated deficit of $40,846,335 (September 30, 2013 - $41,204,972), had a working capital deficit of $1,672,389 and expects to incur further losses in the development of its business, all of which casts substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations as they come due. Management may attempt to raise funds by issuing equity or debt financing. Management expects the Company’s cash requirement over the next twelve months to be approximately $6,000,000. While the Company is attempting to raise funds, there is no assurance that such activity will be successful.

Basic and Diluted Loss per Share

The basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Additionally, the numerator is also adjusted for changes in fair value of the warrant liability which is presumed to be share settled. For the three months ended December 31, 2013, loss per share excludes 9,023,966 (2012 - 4,697,847) potentially dilutive common shares (related to outstanding options and warrants) as their effect was anti-dilutive.

Note 1	Business Description, Basis of Presentation and Liquidity

Business

Anavex Life Sciences Corp. (the “Company”) is a pharmaceutical company engaged in the development of drug candidates.

The Company’s lead compound, ANAVEX 2-73 is being developed to treat Alzheimer’s disease through disease modification.

In pre-clinical studies conducted in France, and in Greece, ANAVEX 2-73 demonstrated anti- amnesic and neuroprotective properties. Based on these pre-clinical studies, the Company sponsored a Phase 1 single ascending dose study of ANAVEX 2-73, which was initiated and completed in 2011. This study was conducted in Germany in collaboration with ABX-CRO Advanced Pharmaceutical Services. The study indicated that ANAVEX 2-73 was well tolerated by study subjects in doses up to 55mg. During the year ended September 30, 2013, clinical trials had been delayed due to lack of funding. On July 5, 2013, the Company completed the closing of a private placement offering and a $10,000,000 purchase agreement (Note 7), the proceeds from which the Company will use to further its business plan and clinical trials of ANAVEX 2-73.

The Company plans to initiate a multiple ascending dose study of ANAVEX 2-73 in the first half of fiscal year 2014. Additionally we intend to identify and initiate discussions with potential partners in the next 12 months. Further, we may acquire or develop new intellectual property and assign, license, or otherwise transfer our intellectual property to further our goals.

Basis of Presentation and Liquidity

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the instructions to Form 10-K.

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which assumes that the Company will continue to realize its assets and discharge its obligations and commitments in the normal course of operations. Realization values may be substantially different from carrying values as shown, and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. At September 30, 2013, the Company had an accumulated deficit of $41,204,972 (2012 - $37,504,926), had a working capital deficit of $1,559,212 and expects to incur further losses in the development of its business, all of which casts substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management has no formal plan in place to address this but considers obtaining additional funds by equity financing and/or from issuing promissory notes. Management expects the Company’s cash requirement over the next twelve months to be approximately $6,000,000. While the Company is expending its best efforts to achieve the above plans, there is no assurance that any such activity will generate funds for operations.